Identifiable Intangible Assets and Goodwill - Intangible Assets Percentage of Total Intangibles (Details)	Dec. 31, 2019
Operating Segments [Member] | Biopharma Segment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	99.00%
Operating Segments [Member] | Biopharma Segment [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	100.00%
Operating Segments [Member] | Biopharma Segment [Member] | Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	98.00%
Operating Segments [Member] | Upjohn Segment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	1.00%
Operating Segments [Member] | Upjohn Segment [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Operating Segments [Member] | Upjohn Segment [Member] | Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Pfizer's Worldwide Research, Development And Medical [Member] | Segment Reconciling Items [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Pfizer's Worldwide Research, Development And Medical [Member] | Segment Reconciling Items [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Pfizer's Worldwide Research, Development And Medical [Member] | Segment Reconciling Items [Member] | Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	1.00%
Brands [Member] | Operating Segments [Member] | Biopharma Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	42.00%
Brands [Member] | Operating Segments [Member] | Upjohn Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	58.00%
Brands [Member] | Pfizer's Worldwide Research, Development And Medical [Member] | Segment Reconciling Items [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
IPR&D [Member] | Operating Segments [Member] | Biopharma Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	95.00%
IPR&D [Member] | Operating Segments [Member] | Upjohn Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
IPR&D [Member] | Pfizer's Worldwide Research, Development And Medical [Member] | Segment Reconciling Items [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	5.00%
Licensing Agreements And Other [Member] | Operating Segments [Member] | Biopharma Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	100.00%
Licensing Agreements And Other [Member] | Operating Segments [Member] | Upjohn Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Licensing Agreements And Other [Member] | Pfizer's Worldwide Research, Development And Medical [Member] | Segment Reconciling Items [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%